Organization and Description of Business (Details)					1 Months Ended	12 Months Ended
		Apr. 03, 2025 USD ($) shares	Apr. 01, 2025 $ / shares shares	Jul. 25, 2024 HKD ($) shares	Apr. 30, 2025 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 HKD ($) shares	Oct. 14, 2025 $ / shares shares	Jun. 06, 2025 $ / shares shares	May 19, 2025 $ / shares shares	Dec. 31, 2024 HKD ($) shares	Jul. 09, 2024	Jun. 27, 2024	Jun. 04, 2024 shares	Dec. 31, 2022 shares
Organization and Description of Business [Line Items]
Ordinary shares outstanding	[1]					24,864,000			24,864,000				22,200,000
Share capital (in Dollars) | $									$ 10,000				$ 10,000
Common stock, par value (in Dollars per share) | $ / shares	[1]					$ 0.0005	$ 0.0005
Unrealized loss on digital assets (in Dollars) | $						$ 796,529
Issuance of ordinary shares		2,664,000			2,664,000
Shares at price per share (in Dollars per share) | $ / shares					$ 4
Granted underwriter days			45 days
Gross proceeds totaling (in Dollars) | $							$ 2,000,000
Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Ordinary shares outstanding	[2]					24,864,000		20,000,000	24,864,000				22,200,000				20,000,000
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0005
Issuance of ordinary shares	[2]						2,200,000
Ordinary Shares [Member] | Grand Moon International Limited [Member]
Organization and Description of Business [Line Items]
Ordinary shares outstanding																10,000
Ordinary Shares [Member] | AsiaStrategy Topwin SG Pte. Limited [Member]
Organization and Description of Business [Line Items]
Ordinary shares outstanding												10,000
Common stock, par value (in Dollars per share) | $ / shares												$ 1
Ordinary Shares [Member] | AsiaStrategy (BVI) Limited [Member]
Organization and Description of Business [Line Items]
Ordinary shares outstanding											10,000
Common stock, par value (in Dollars per share) | $ / shares											$ 1
Ordinary Shares [Member] | AsiaStrategy Topwin [Member]
Organization and Description of Business [Line Items]
Ordinary shares outstanding						10,000			10,000
Ordinary Shares [Member] | Top Asia [Member]
Organization and Description of Business [Line Items]
Ordinary shares outstanding										10,000
Common stock, par value (in Dollars per share) | $ / shares										$ 1
Mr. Sit Hon [Member]
Organization and Description of Business [Line Items]
Acquired shares				10,000
Consideration amount (in Dollars) | $				$ 10,000
AsiaStrategy [Member]
Organization and Description of Business [Line Items]
Digital assets (in Dollars) | $						$ 2,702,943
Pride River Limited [Member]
Organization and Description of Business [Line Items]
Percentage of ownership interest															100.00%
Mr. Sit Hon [Member]
Organization and Description of Business [Line Items]
Percentage of ownership interest															100.00%
Grand Moon [Member]
Organization and Description of Business [Line Items]
Percentage of ownership interest														100.00%
Over-allotment [Member]
Organization and Description of Business [Line Items]
Issuance of ordinary shares			399,600
Initial Public Offering [Member]
Organization and Description of Business [Line Items]
Gross proceeds totaling (in Dollars) | $		$ 10,656,000
Initial Public Offering [Member] | Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Shares at price per share (in Dollars per share) | $ / shares			$ 4

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.
[2]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.